CONCENTRATION OF CUSTOMERS	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION OF CUSTOMERS

11. CONCENTRATION OF CUSTOMERS

Revenues from two customers of the Company represented $3.5 million and $0.2 million, or 94% and 6%, of the Company’s revenues for its fiscal year ended September 30, 2025. Revenues from two customers of the Company represent $5.3 million and $1.6 million, or 77% and 23%, of the Company’s revenues for its fiscal year ended September 30, 2024.